Share Capital - Summary of Movements in Ordinary Shares, Share Capital and Share Premium (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Issue of Shares Capital [Roll Forward]
Beginning Balance (in shares)	252,160,087
Beginning Balance	$ (564,416)	$ (135,612)	$ (867,243)
Issuance of Ordinary, (in shares)		186,576,505
PIPE Financing, (in shares)		17,493,000
Predecessor Earn Out Shares, (in shares)		38,330,000
OACB Earn Out Shares (in shares)		1,250,000
SARs Settlement (in shares)		3,510,582
Settlement of related party loans with Ordinary Shares, (in shares)		5,000,000
Capital contribution (in shares)	11,834,061
Vested earn-out shares (in shares)	0
Increase in share capital			833,440
Ending Balance (in shares)	266,821,844	252,160,087
Ending Balance	$ (932,493)	$ (564,416)	$ (135,612)
Predecessor Ordinary Shares
Issue of Shares Capital [Roll Forward]
Beginning Balance (in shares)		13,481,799	7,259,139
Share issue (in shares)			6,222,660
Elimination of Predecessor Ordinary Shares (in shares)		(13,481,799)
Ending Balance (in shares)			13,481,799
Penny Warrants
Issue of Shares Capital [Roll Forward]
Increase decrease in shares issued (in shares)	2,479,962
Public Warrants
Issue of Shares Capital [Roll Forward]
Increase decrease in shares issued (in shares)	553,552
RSUs
Issue of Shares Capital [Roll Forward]
Increase decrease in shares issued (in shares)	838,919
SARs
Issue of Shares Capital [Roll Forward]
Increase decrease in shares issued (in shares)	(1,044,737)
Increase in share capital		$ 30,302
Share capital
Issue of Shares Capital [Roll Forward]
Beginning Balance	$ 2,126	135	$ 73
Share issue			62
Elimination of Predecessor Ordinary Shares		(135)
Issuance of Ordinary Shares (Note 1.1)		1,866
PIPE Financing (Note 1.1)		175
SARs Settlement (Note 22)		35
Settlement of related party loans with Ordinary Shares		50
Capital contribution	118
Vested earn-out shares	6
Increase in share capital			62
Ending Balance	2,279	2,126	135
Share capital | Penny Warrants
Issue of Shares Capital [Roll Forward]
Increase in share capital	25
Share capital | Public Warrants
Issue of Shares Capital [Roll Forward]
Increase in share capital	6
Share capital | RSUs
Issue of Shares Capital [Roll Forward]
Increase in share capital	8
Share capital | SARs
Issue of Shares Capital [Roll Forward]
Increase in share capital	(10)	35
Share premium
Issue of Shares Capital [Roll Forward]
Beginning Balance	1,058,432	1,000,118	166,740
Share issue			833,378
Elimination of Predecessor Ordinary Shares		135
Issuance of Ordinary Shares (Note 1.1)		63,169
PIPE Financing (Note 1.1)		174,755
Transaction costs arising on share issue		(5,562)
Predecessor Earn Out Shares (Note 1.1)		(227,500)
OACB Earn Out Shares (Note 1.1)		(9,100)
SARs Settlement (Note 22)		30,267
Settlement of related party loans with Ordinary Shares		32,150
Capital contribution	132,618
Vested earn-out shares	8,300
Increase in share capital			833,378
Ending Balance	1,229,690	1,058,432	1,000,118
Share premium | Penny Warrants
Issue of Shares Capital [Roll Forward]
Increase in share capital	27,159
Share premium | Public Warrants
Issue of Shares Capital [Roll Forward]
Increase in share capital	7,612
Share premium | RSUs
Issue of Shares Capital [Roll Forward]
Increase in share capital	5,095
Share premium | SARs
Issue of Shares Capital [Roll Forward]
Increase in share capital	(9,526)	30,267
Issued capital and share premium
Issue of Shares Capital [Roll Forward]
Beginning Balance	1,060,558	1,000,253	166,813
Share issue			833,440
Elimination of Predecessor Ordinary Shares		0
Issuance of Ordinary Shares (Note 1.1)		65,035
PIPE Financing (Note 1.1)		174,930
Transaction costs arising on share issue		(5,562)
Predecessor Earn Out Shares (Note 1.1)		(227,500)
OACB Earn Out Shares (Note 1.1)		(9,100)
SARs Settlement (Note 22)		30,302
Settlement of related party loans with Ordinary Shares		32,200
Capital contribution	132,736
Vested earn-out shares	8,306
Ending Balance	1,231,969	$ 1,060,558	$ 1,000,253
Issued capital and share premium | Penny Warrants
Issue of Shares Capital [Roll Forward]
Increase in share capital	27,184
Issued capital and share premium | Public Warrants
Issue of Shares Capital [Roll Forward]
Increase in share capital	7,618
Issued capital and share premium | RSUs
Issue of Shares Capital [Roll Forward]
Increase in share capital	5,103
Issued capital and share premium | SARs
Issue of Shares Capital [Roll Forward]
Increase in share capital	$ (9,536)